Goodwill and Other Intangible Assets (Amortization of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future amortization expense, 2013	$ 1,463
Future amortization expense, 2014	1,285
Future amortization expense, 2015	1,139
Future amortization expense, 2016	995
Future amortization expense, 2017	$ 848